Sale of Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Credit Losses on Sold Receivables

Credit losses on sold receivables were immaterial.

	For the years ended December 31,
(dollars in millions)	2012	2011	2010
Receivables sold, net	$127.8	$137.5	$70.2
Proceeds upon sale	124.6	134.0	68.4
Loss on sale	3.2	3.5	1.8
Servicing fees received	0.1	0.1	0.1